Accounts Payable and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities

	As of
	December 31, 2015	December 31, 2014
	(In millions)
Accounts payable and accrued trade payables	$559.6	$618.0
Accrued compensation	82.3	106.1
Accrued excise and other non-income related taxes	201.6	215.0
Accrued interest	21.3	27.9
Accrued selling and marketing costs	100.3	126.6
Container liability	70.2	82.5
Other(1)	149.1	128.9
Accounts payable and other current liabilities	$1,184.4	$1,305.0

(1)	Includes current liabilities related to derivatives, income taxes, pensions and other postretirement benefits and other accrued expenses.